SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
Schedule of composition of share capital

	Number of shares
	December 31,
	2019	2018
	In thousands
Authorized ordinary shares	594,000	600,000
Authorized preferred shares (reserved)	6,000
Issued and paid ordinary shares	352,696	283,687